Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2016	2015

Finished goods	$38,201	$30,237
Raw materials	165,812	162,623
Work-In-Process	68,195	38,880
Total	$272,208	$231,740

Property Plant and Equipment UsefulLife [Table Text Block]
	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing Tooling	3	-	7
Demo Equipment		3

Property, Plant and Equipment [Table Text Block]
	December 31, 2016	December 31, 2015
Computers and office equipment	$164,318	$153,553
Leasehold Improvements	25,635	23,874
Manufacturing Tooling	103,204	97,288
Demo Equipment	23,236	8,962
Total	316,393	283,677
Less: Accumulated Depreciation	214,897	144,079
Total Fixed Assets, Net	$101,496	$139,598